Income Taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Valuation Allowance for Deferred Tax Assets [Abstract]
Beginning balance of fiscal year	$ 1,625,432	$ 2,172,738	$ 416,883
Addition	722,350	1,178,597	1,826,095
Utilization of tax loss carried forward		(222,358)
Reversal due to disposal of Tianjin Dilang and Tianjin Jiahao		(1,453,300)
Exchange rate effect	84,010	(50,245)	(70,240)
Ending balance of fiscal year	$ 2,431,792	$ 1,625,432	$ 2,172,738